INCOME TAXES DISCLOSURE	12 Months Ended
Jan. 31, 2025
Notes
INCOME TAXES DISCLOSURE

15.INCOME TAXES

A reconciliation of income taxes at statutory rate is as follows:

	Year ended January 31,
	2025	2024	2023
Net loss before tax	$(893,717)	$(637,809)	$(1,769,501)
Statutory income tax rate	27%	27%	27%
Expected income tax recovery at statutory income tax rates	(241,000)	(173,000)	(478,000)
Non-deductible expenditures	2,335	31	646
Other	(147,158)	(132,752)	(78,026)
Adjustment to prior year provisions versus statutory tax returns	38,823	108,721	91,380
Change in valuation allowance	347,000	197,000	464,000
Income tax recovery	$-	$-	$-

The Company’s deferred tax assets and liabilities are comprised of the following:

	Year ended January 31,
	2025	2024	2023
Deferred tax assets (liabilities):
Federal loss carryforwards	$4,235,000	$3,669,000	$3,108,000
Mineral properties	43,000	40,000	40,000
Share issue costs	18,000	5,000	8,000
	4,296,000	3,714,000	3,156,000
Valuation allowance	(4,296,000)	(3,714,000)	(3,156,000)
Net deferred tax asset	$-	$-	$-

The Company has approximately $2,812,534 in net operating loss carry forwards in Canada that may be offset against future taxable income, which may be used to reduce future taxable income and expire in the year 2045. The Company also has approximately $7,010,666 of Chilean tax losses. The Chilean tax losses can be carried forward indefinitely.

The Company has approximately $7,540,330 in United States net operating loss carry forwards, $4,552,700 of which expire in 2037. The remaining balance of $2,987,630 will never expire but its utilization is limited to 80% of taxable income in any future year.